Turnover and Segment Information - Turnover by Product & Service (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Turnover	£ 34,114	£ 34,099	£ 33,754
New And Speciality
Disclosure of products and services [line items]
Turnover	9,972	8,335	7,497
Consumer Healthcare [member]
Disclosure of products and services [line items]
Turnover	9,607	10,033	8,995
Consumer Healthcare [member] | Oral health [member]
Disclosure of products and services [line items]
Turnover	2,732	2,753	2,673
Consumer Healthcare [member] | Pain Relief [Member]
Disclosure of products and services [line items]
Turnover	2,276	2,219	1,781
Consumer Healthcare [member] | Vitamins Minerals and Supplements [Member]
Disclosure of products and services [line items]
Turnover	1,512	1,506	611
Consumer Healthcare [member] | Respiratory Health [Member]
Disclosure of products and services [line items]
Turnover	1,133	1,209	1,186
Consumer Healthcare [member] | Digestive Health and Other [Member]
Disclosure of products and services [line items]
Turnover	1,803	1,824	1,646
Consumer Healthcare [member] | Sub Total [Member]
Disclosure of products and services [line items]
Turnover	9,456	9,511	7,897
Consumer Healthcare [member] | Brands Divested [Member]
Disclosure of products and services [line items]
Turnover	151	522	1,098
Pharmaceuticals [member]
Disclosure of products and services [line items]
Turnover	17,729	17,056	17,554
Pharmaceuticals [member] | Respiratory [member]
Disclosure of products and services [line items]
Turnover	2,863	2,360	1,800
Pharmaceuticals [member] | HIV [member]
Disclosure of products and services [line items]
Turnover	4,777	4,876	4,854
Pharmaceuticals [member] | Immuno inflammation [member]
Disclosure of products and services [line items]
Turnover	885	727	613
Pharmaceuticals [member] | Established Pharmaceuticals [member]
Disclosure of products and services [line items]
Turnover	7,757	8,721	10,057
Pharmaceuticals [member] | Oncology [Member]
Disclosure of products and services [line items]
Turnover	489	372	230
Pharmaceuticals [member] | Pandemic [Member]
Disclosure of products and services [line items]
Turnover	958
Vaccines [member]
Disclosure of products and services [line items]
Turnover	6,778	6,982	7,157
Vaccines [member] | Meningitis [member]
Disclosure of products and services [line items]
Turnover	961	1,029	1,018
Vaccines [member] | Influenza [member]
Disclosure of products and services [line items]
Turnover	679	733	541
Vaccines [member] | Shingles [member]
Disclosure of products and services [line items]
Turnover	1,721	1,989	1,810
Vaccines [member] | Established vaccines [member]
Disclosure of products and services [line items]
Turnover	2,970	3,231	3,788
Vaccines [member] | Sub Total [Member]
Disclosure of products and services [line items]
Turnover	6,331	£ 6,982	£ 7,157
Vaccines [member] | PandemicVaccines
Disclosure of products and services [line items]
Turnover	£ 447